Business Combinations - Summary of Value of the Assets Acquired and Liabilities Assumed (Parenthetical) (Detail) - Alumacraft [member] $ in Millions	Jan. 31, 2019 CAD ($)
Disclosure of detailed information about business combination [line items]
Cash acquired	$ 5.3
Goodwill deductible for tax purpose	$ 2.8